Interests In Joint Ventures - Schedule of Changes in Groups Investment in a Joint Venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Changes In Investment In Joint Venture [Line Items]
Balance at 1 January	$ 55,307	$ 56,679
Share in losses	(2,590)	(2,418)	$ (1,505)
Translation difference	(4,149)	1,046
Balance at 31 December	$ 48,568	$ 55,307	$ 56,679